Document and Entity Information	May 06, 2020
Cover page.
Document Type	8-K
Document Period End Date	May 11, 2020
Entity Registrant Name	ASSERTIO THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13111
Entity Tax Identification Number	94-3229046
Entity Address, Address Line One	100 S. Saunders Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	224
Local Phone Number	419-7106
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ASRT
Security Exchange Name	NASDAQ
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001005201
Amendment Flag	false